Share-Based Compensation - Summary of Option Activity (Parenthetical) (Details) - 2021 Plan - Stock Options		12 Months Ended
	Dec. 02, 2021 $ / shares	Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted during the period | shares		138,649,623
Stock options exercise price | $ / shares	$ 0	$ 0
Reduction to ordinary shares available for future grant for each option granted		1.3